Accrued expenses	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued expenses

Note 9 - Accrued expenses

Accrued expenses comprised the following at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Accrued salaries, wages and contractor costs	$1,142,348	$143,520
Employment taxes payable	2,562,579	497,130
Other accrued payables	2,076,586	1,592,020
	$5,781,513	$2,232,670